INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Combined summarized balance sheets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 110,385,267		$ 197,100,959
Land		13,190,867		22,937,337
Other assets		21,424,583		33,846,411
Total Assets		145,000,717		253,884,707
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		109,360,346		191,200,068
Accounts payable and accrued expenses		5,843,383		9,975,493
Other liabilities		11,583,141		26,028,417
Liabilities		126,786,870		227,203,978
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 19,966,141	19,966,141	$ 33,792,064	33,792,064
Other partners		(1,752,294)		(7,111,335)
Partners Capital		18,213,847		26,680,729
Liabilities and Stockholders Equity		145,000,717		253,884,707
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		1,991,191
Land		0		457,938
Other assets		0		407,672
Total Assets		0		2,856,801
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		3,923,396
Accounts payable and accrued expenses		0		130,124
Other liabilities		0		409,636
Liabilities		0		4,463,156
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	(1,544,138)	(1,544,138)
Other partners		0		(62,217)
Partners Capital		0		(1,606,355)
Liabilities and Stockholders Equity		0		2,856,801
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,101,308		4,332,974
Land		159,483		442,610
Other assets		168,013		607,731
Total Assets		1,428,804		5,383,315
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,987,848		5,967,385
Accounts payable and accrued expenses		240,908		1,598,872
Other liabilities		398,735		1,156,419
Liabilities		2,627,491		8,722,676
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,127,726)	(1,127,726)	(3,062,221)	(3,062,221)
Other partners		(70,961)		(277,140)
Partners Capital		(1,198,687)		(3,339,361)
Liabilities and Stockholders Equity		1,428,804		5,383,315
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		3,998,486
Land		0		410,981
Other assets		0		488,882
Total Assets		0		4,898,349
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		2,267,557
Accounts payable and accrued expenses		0		254,518
Other liabilities		0		490,686
Liabilities		0		3,012,761
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	1,253,311	1,253,311
Other partners		0		632,277
Partners Capital		0		1,885,588
Liabilities and Stockholders Equity		0		4,898,349
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		3,273,500
Land		0		245,300
Other assets		0		464,722
Total Assets		0		3,983,522
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		3,654,957
Accounts payable and accrued expenses		0		175,841
Other liabilities		0		1,182,788
Liabilities		0		5,013,586
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	(904,608)	(904,608)
Other partners		0		(125,456)
Partners Capital		0		(1,030,064)
Liabilities and Stockholders Equity		0		3,983,522
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,748,531		2,870,658
Land		87,498		87,498
Other assets		654,906		702,010
Total Assets		3,490,935		3,660,166
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,234,686		3,313,626
Accounts payable and accrued expenses		436,475		378,490
Other liabilities		883,162		836,935
Liabilities		4,554,323		4,529,051
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(706,718)	(706,718)	(513,284)	(513,284)
Other partners		(356,670)		(355,601)
Partners Capital		(1,063,388)		(868,885)
Liabilities and Stockholders Equity		3,490,935		3,660,166
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		2,585,289
Land		0		307,860
Other assets		0		555,556
Total Assets		0		3,448,705
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		1,487,376
Accounts payable and accrued expenses		0		89,225
Other liabilities		0		107,586
Liabilities		0		1,684,187
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	1,777,739	1,777,739
Other partners		0		(13,221)
Partners Capital		0		1,764,518
Liabilities and Stockholders Equity		0		3,448,705
Series Thirty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,125,500		10,147,724
Land		682,958		939,823
Other assets		1,641,003		1,671,783
Total Assets		10,449,461		12,759,330
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,655,156		5,716,259
Accounts payable and accrued expenses		766,899		1,220,258
Other liabilities		768,974		875,527
Liabilities		6,191,029		7,812,044
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,350,531	2,350,531	3,003,133	3,003,133
Other partners		1,907,901		1,944,153
Partners Capital		4,258,432		4,947,286
Liabilities and Stockholders Equity		10,449,461		12,759,330
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,743,782		9,480,310
Land		798,058		1,048,536
Other assets		1,082,963		984,832
Total Assets		8,624,803		11,513,678
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,948,744		4,815,193
Accounts payable and accrued expenses		143,361		116,989
Other liabilities		183,880		193,532
Liabilities		4,275,985		5,125,714
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,309,687	2,309,687	3,661,587	3,661,587
Other partners		2,039,131		2,726,377
Partners Capital		4,348,818		6,387,964
Liabilities and Stockholders Equity		8,624,803		11,513,678
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,184,415		4,437,159
Land		177,576		230,576
Other assets		1,066,438		1,134,143
Total Assets		3,428,429		5,801,878
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,670,372		3,169,071
Accounts payable and accrued expenses		82,137		326,900
Other liabilities		1,035,294		712,721
Liabilities		3,787,803		4,208,692
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(269,913)	(269,913)	1,868,417	1,868,417
Other partners		(89,461)		(275,231)
Partners Capital		(359,374)		1,593,186
Liabilities and Stockholders Equity		3,428,429		5,801,878
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		3,203,963
Land		0		424,178
Other assets		0		918,250
Total Assets		0		4,546,391
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		3,834,148
Accounts payable and accrued expenses		0		92,374
Other liabilities		0		2,486,043
Liabilities		0		6,412,565
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	(1,279,370)	(1,279,370)
Other partners		0		(586,804)
Partners Capital		0		(1,866,174)
Liabilities and Stockholders Equity		0		4,546,391
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		1,967,412
Land		0		354,800
Other assets		0		380,102
Total Assets		0		2,702,314
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		1,112,718
Accounts payable and accrued expenses		0		590,623
Other liabilities		0		244,743
Liabilities		0		1,948,084
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	838,747	838,747
Other partners		0		(84,517)
Partners Capital		0		754,230
Liabilities and Stockholders Equity		0		2,702,314
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		6,515,364
Land		0		610,216
Other assets		0		788,437
Total Assets		0		7,914,017
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		3,404,912
Accounts payable and accrued expenses		0		127,011
Other liabilities		0		594,710
Liabilities		0		4,126,633
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	6,202,567	6,202,567
Other partners		0		(2,415,183)
Partners Capital		0		3,787,384
Liabilities and Stockholders Equity		0		7,914,017
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		9,031,855
Land		0		462,304
Other assets		0		1,110,375
Total Assets		0		10,604,534
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		7,429,378
Accounts payable and accrued expenses		0		353,076
Other liabilities		0		537,180
Liabilities		0		8,319,634
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	0	0	2,284,324	2,284,324
Other partners		0		576
Partners Capital		0		2,284,900
Liabilities and Stockholders Equity		0		10,604,534
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,974,718		12,779,333
Land		2,602,861		2,774,784
Other assets		2,449,811		3,024,330
Total Assets		14,027,390		18,578,447
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		15,618,657		19,298,461
Accounts payable and accrued expenses		823,684		872,449
Other liabilities		427,520		580,407
Liabilities		16,869,861		20,751,317
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,456,608)	(1,456,608)	(1,123,452)	(1,123,452)
Other partners		(1,385,863)		(1,049,418)
Partners Capital		(2,842,471)		(2,172,870)
Liabilities and Stockholders Equity		14,027,390		18,578,447
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,456,989		14,769,854
Land		3,402,040		3,691,228
Other assets		2,846,941		3,142,747
Total Assets		17,705,970		21,603,829
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		18,508,692		20,538,940
Accounts payable and accrued expenses		1,921,315		1,856,715
Other liabilities		1,470,697		1,884,979
Liabilities		21,900,704		24,280,634
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(2,515,276)	(2,515,276)	(1,655,244)	(1,655,244)
Other partners		(1,679,458)		(1,021,561)
Partners Capital		(4,194,734)		(2,676,805)
Liabilities and Stockholders Equity		17,705,970		21,603,829
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		10,125,330		18,191,253
Land		636,595		2,444,419
Other assets		2,361,417		3,614,292
Total Assets		13,123,342		24,249,964
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		10,179,278		21,560,164
Accounts payable and accrued expenses		332,258		345,504
Other liabilities		918,237		3,658,086
Liabilities		11,429,773		25,563,754
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,354,877	2,354,877	2,223,655	2,223,655
Other partners		(661,308)		(3,537,445)
Partners Capital		1,693,569		(1,313,790)
Liabilities and Stockholders Equity		13,123,342		24,249,964
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		14,229,160		28,818,747
Land		634,735		3,008,317
Other assets		1,645,128		4,050,502
Total Assets		16,509,023		35,877,566
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,676,181		35,641,825
Accounts payable and accrued expenses		222,985		300,613
Other liabilities		1,371,115		4,990,042
Liabilities		18,270,281		40,932,480
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,998,921	1,998,921	884,165	884,165
Other partners		(3,760,179)		(5,939,079)
Partners Capital		(1,761,258)		(5,054,914)
Liabilities and Stockholders Equity		16,509,023		35,877,566
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		19,040,478		30,055,911
Land		2,156,004		3,047,910
Other assets		3,825,721		5,800,769
Total Assets		25,022,203		38,904,590
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		15,496,844		25,226,510
Accounts payable and accrued expenses		442,798		728,743
Other liabilities		1,805,294		2,469,639
Liabilities		17,744,936		28,424,892
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,193,598	6,193,598	8,850,191	8,850,191
Other partners		1,083,669		1,629,507
Partners Capital		7,277,267		10,479,698
Liabilities and Stockholders Equity		25,022,203		38,904,590
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		25,655,056		28,649,976
Land		1,853,059		1,948,059
Other assets		3,682,242		3,999,276
Total Assets		31,190,357		34,597,311
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,383,888		18,838,192
Accounts payable and accrued expenses		430,563		417,168
Other liabilities		2,320,233		2,616,758
Liabilities		19,134,684		21,872,118
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 10,834,768	10,834,768	$ 11,026,545	11,026,545
Other partners		1,220,905		1,698,648
Partners Capital		12,055,673		12,725,193
Liabilities and Stockholders Equity		$ 31,190,357		$ 34,597,311